Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share

Note S    Earnings Per Share

Basic earnings per common share were computed by dividing net income (loss) available to common shareholders by the weighted average number of shares of common stock outstanding during the year.

In 2011, 2010, and 2009, options and warrants to purchase 1,125,000, 1,136,000, and 1,147,000, shares , respectively, were antidilutive and accordingly were excluded in determining diluted earnings per share.

	Year Ended December 31
	Net Income		Per Share
	(Loss)	Shares	Amount
	(Dollars in thousands, except per share data)
2011
Basic Earnings Per Share
Income available to common shareholders	$2,919	93,511,983	$0.03

Diluted Earnings Per Share
Employee restricted stock (See Note J)		289,090

Income available to common shareholders plus assumed conversions	$2,919	93,801,073	$0.03

2010
Basic and Diluted Earnings Per Share
(Loss) available to common shareholders	($36,951)	76,561,692	($0.48)

2009
Basic and Diluted Earnings Per Share
(Loss) available to common shareholders	($150,434)	31,733,260	($4.74)